UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-2

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2018

Date of reporting period:	06/30/2018

Item 1 – Reports to Stockholders

The Prudential Variable Contract Account-2

SEMIANNUAL REPORT	June 30, 2018

This report is for the information of persons participating in The Prudential Variable Contract Account-2 (VCA-2, or the “Account”). VCA-2 is a group annuity insurance product issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, and is distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, 655 Broad Street, 19th Floor, Newark, NJ 07102. Both are Prudential Financial companies.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

The views expressed in this report and information about the Account’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2018 were not audited, and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report.

Investors should consider the contract and VCA-2’s investment objectives, risks, charges and expenses carefully before investing. This and other important information is contained in the prospectus that can be obtained from your financial professional. You should read the prospectus carefully before investing.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

A description of the Account’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call (800) 458-6333 to obtain descriptions of the Account’s proxy voting policies and procedures. Information regarding how the Account voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (Commission), at www.sec.gov.

The Account’s Statement of Additional Information contains additional information about the members of the Account’s Committee and is available without charge upon request by calling (800) 458-6333.

The Account files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800) SEC-0330. Participants may obtain copies of Form N-Q filings by calling (800) 458-6333.

The Prudential Variable Contract Account-2 Table of Contents	Semiannual Report	June 30, 2018

∎	LETTER TO PARTICIPANTS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FINANCIAL REPORTS

Section A	Statement of Net Assets and Other Financial Statements
Section B	Financial Highlights
Section C	Notes to Financial Statements

∎	APPROVAL OF ADVISORY AGREEMENTS

The Prudential Variable Contract Account-2 Letter to Participants	June 30, 2018

∎	DEAR PARTICIPANT,

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Variable Contract Account-2 semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Stuart Parker

President,

The Prudential Variable Contract Account-2	July 31, 2018

The Prudential Variable Contract Account-2 (VCA-2) Presentation of Portfolio Holdings — unaudited	June 30, 2018

VCA-2
Five Largest Holdings	(% of Net Assets	)
JPMorgan Chase & Co.	3.2%
Boeing Co. (The)	3.0%
Microsoft Corp.	2.7%
Alphabet, Inc. (Class A Stock)	2.5%
Broadcom Ltd.	2.3%

For a complete listing of holdings, refer to the Statement of Net Assets section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2018

LONG-TERM INVESTMENTS — 97.3%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 4.2%
Boeing Co. (The)	20,970	$7,035,645
United Technologies Corp.	22,886	2,861,437

		9,897,082

Air Freight & Logistics — 0.9%
Fedex Corp.	8,943	2,030,598

Automobiles — 0.6%
Tesla Inc.*	4,306	1,476,743

Banks — 10.7%
Bank of America Corp.	164,636	4,641,089
BB&T Corp.	60,715	3,062,465
Citigroup, Inc.	45,564	3,049,143
JPMorgan Chase & Co.	71,312	7,430,710
PNC Financial Services Group, Inc. (The)	25,944	3,505,034
SunTrust Banks Inc.	18,202	1,201,696
Wells Fargo & Co.	39,773	2,205,015

		25,095,152

Building Products — 0.6%
Johnson Controls International PLC	44,646	1,493,409

Capital Markets — 1.5%
Goldman Sachs Group, Inc. (The)	15,509	3,420,820

Chemicals — 2.1%
DowDuPont, Inc.	37,743	2,488,019
FMC Corp.	27,270	2,432,757

		4,920,776

Communication Equipment — 1.3%
Cisco Systems, Inc.	70,571	3,036,670

Consumer Finance — 2.2%
Capital One Financial Corp.	30,864	2,836,402
SLM Corp.*	201,627	2,308,629

		5,145,031

Containers & Packaging — 0.8%
Sealed Air Corp.	44,023	1,868,776

Electric Utilities — 2.9%
American Electric Power Co., Inc.	49,833	3,450,935
Exelon Corp.	79,998	3,407,915

		6,858,850

Electrical Equipment — 1.3%
Eaton Corp. PLC	19,499	1,457,355
Emerson Electric Co.	23,533	1,627,072

		3,084,427

Electronic Equipment, Instruments & Components — 0.9%
Flex Ltd.*	147,578	2,082,326

Energy Equipment & Services — 0.8%
Halliburton Co.	43,039	1,939,337

Equity Real Estate Investment Trust (REITs) — 1.5%
American Campus Communities Inc.	29,085	1,247,165
American Tower Corp.	15,185	2,189,221

		3,436,386

COMMON STOCKS (continued)	Shares	Value
Food & Staples Retailing — 1.3%
Wal-Mart Stores, Inc.	34,030	$2,914,670

Food Products — 2.1%
Conagra Brands, Inc.	69,041	2,466,835
Mondelez International, Inc. (Class A Stock)	59,713	2,448,233

		4,915,068

Health Care Equipment & Supplies — 1.0%
Zimmer Biomet Holdings, Inc.	21,520	2,398,189

Health Care Providers & Service — 3.2%
Cigna Corp.	8,538	1,451,033
Laboratory Corp. of America Holdings*	15,359	2,757,401
UnitedHealth Group, Inc.	13,338	3,272,345

		7,480,779

Hotels, Restaurants & Leisure — 3.5%
Carnival Corp.	28,079	1,609,207
Hyatt Hotels Corp. (Class A Stock)	22,590	1,742,818
Marriott International, Inc. (Class A Stock)	23,220	2,939,652
McDonald’s Corp.	11,805	1,849,725

		8,141,402

Household Products — 1.1%
Procter & Gamble Co. (The)	32,353	2,525,475

insurance — 2.5%
Brighthouse Financial, Inc.*	27,635	1,107,334
Chubb Ltd. (Switzerland)	21,049	2,673,644
MetLife, Inc.	47,325	2,063,370

		5,844,348

Internet & Direct Marketing Retail — 3.2%
Amazon.com, Inc.*	2,507	4,261,399
Netflix, Inc.*	8,490	3,323,241

		7,584,640

Internet Software & Services — 7.7%
Alibaba Group Holding Ltd. (China), ADR*	20,301	3,766,445
Alphabet, Inc. (Class A Stock)*	5,113	5,773,548
eBay, Inc.*	50,950	1,847,447
Facebook, Inc. (Class A Stock)*	16,403	3,187,431
Tencent Holdings Ltd. (China), ADR	69,407	3,487,702

		18,062,573

IT Services — 3.9%
DXC Technology Co.	23,797	1,918,276
Mastercard Inc.	21,803	4,284,726
PayPal Holdings, Inc.*	34,285	2,854,912

		9,057,914

Life Sciences Tools & Services — 0.9%
Illumina Inc.*	7,139	1,993,851

Media — 2.7%
Comcast Corp. (Class A Stock)	54,474	1,787,292

SEE NOTES TO FINANCIAL STATEMENTS.

A1

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2018

COMMON STOCKS (continued)	Shares	Value
Media (continued)
Liberty Global PLC (United Kingdom) (Class C Stock)*	68,740	$1,829,171
Twenty-First Century Fox, Inc. (Class A Stock)	52,004	2,584,079

		6,200,542

Multi-Utilities — 0.7%
Ameren Corp.	26,899	1,636,804

Oil, Gas & Consumable Fuels — 6.5%
Anadarko Petroleum Corp.	31,210	2,286,133
Chevron Corp.	34,224	4,326,940
Noble Energy, Inc.	51,288	1,809,441
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	56,785	3,931,226
Suncor Energy, Inc. (Canada)	72,580	2,952,554

		15,306,294

Pharmaceuticals — 6.5%
Allergan PLC	9,634	1,606,180
AstraZeneca PLC (United Kingdom), ADR	56,271	1,975,675
Bristol-Myers Squibb Co.	70,228	3,886,418
Eli Lilly & Co.	32,392	2,764,009
Merck & Co., Inc.	30,294	1,838,846
Pfizer, Inc.	87,534	3,175,734

		15,246,862

Road & Rail — 1.2%
Union Pacific Corp.	19,394	2,747,742

Semiconductors & Semiconductor Equipment — 4.7%
Broadcom Ltd.	22,196	5,385,637
NVIDIA Corp.	14,033	3,324,418
Texas Instruments, Inc.	20,929	2,307,422

		11,017,477

Software — 6.8%
Adobe Systems, Inc.*	15,426	3,761,013
Microsoft Corp.	63,858	6,297,037
PTC, Inc.*	21,264	1,994,776
salesforce.com, Inc.*	27,663	3,773,233

		15,826,059

Specialty Retail — 1.6%
Home Depot, Inc.	11,315	2,207,556
Ross Stores Inc.	19,246	1,631,099

		3,838,655

Technology Hardware, Storage & Peripheral — 2.0%
Apple, Inc.	24,677	4,567,959

Textiles, Apparel & Luxury Goods — 1.0%
Tapestry, Inc.	51,441	2,402,809

Wireless Telecommunication Services — 0.9%
Vodafone Group PLC (United Kingdom), ADR	90,778	2,206,813

TOTAL COMMON STOCKS (cost $154,289,240)		227,703,308

SHORT-TERM INVESTMENT — 2.1%	Shares	Value
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $4,902,171)(a)	4,902,171	$4,902,171

TOTAL INVESTMENTS — 99.4% (cost $159,191,411)		232,605,479

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%
Cash		2,144,806
Receivable for Securities Sold		1,715,327
Dividends and Interests Receivable		225,264
Tax Reclaim Receivable		18,418
Payable for Pending Capital Transactions		(44,999)
Payable for Securities Purchased		(2,711,242)

OTHER ASSETS IN EXCESS OF LIABILITIES		1,347,574

NET ASSETS — 100%		$233,953,053

NET ASSETS, representing:
Equity of Participants — 2,833,178 Accumulation Units at an Accumulation Unit Value of $80.4885		$228,038,159
Equity of Annuitants		4,382,599
Equity of The Prudential Insurance Company of America		1,532,295

		$233,953,053

The following abbreviation is used in the semiannual report:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	PGIM Investments LLC, the manager of the Account, also serves as manager of the PGIM Core Ultra Short Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A2

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2018

Fair Value Measurements:

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted	quoted prices generally in active markets for identical securities.
Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and other observable inputs.
Level 3—unobservable	inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$9,897,082	$—	$—
Air Freight & Logistics	2,030,598	—	—
Automobiles	1,476,743	—	—
Banks	25,095,152	—	—
Building Products	1,493,409	—	—
Capital Markets	3,420,820	—	—
Chemicals	4,920,776	—	—
Communications Equipment	3,036,670	—	—
Consumer Finance	5,145,031	—	—
Containers & Packaging	1,868,776	—	—
Electric Utilities	6,858,850	—	—
Electrical Equipment	3,084,427	—	—
Electronic Equipment, Instruments & Components	2,082,326	—	—
Energy Equipment & Services	1,939,337	—	—
Equity Real Estate Investment Trusts (REITs)	3,436,386	—	—
Food & Staples Retailing	2,914,670	—	—
Food Products	4,915,068	—	—
Health Care Equipment & Supplies	2,398,189	—	—
Health Care Providers & Services	7,480,779	—	—
Hotels Restaurants & Leisure	8,141,402	—	—
Household Products	2,525,475	—	—
Insurance	5,844,348	—	—
Internet & Direct Marketing Retail	7,584,640	—	—
Internet Software & Services	18,062,573	—	—
IT Services	9,057,914	—	—
Life Sciences Tools & Services	1,993,851	—	—
Media	6,200,542	—	—
Multi-Utilities	1,636,804	—	—
Oil, Gas & Consumable Fuels	15,306,294	—	—
Pharmaceuticals	15,246,862	—	—
Road & Rail	2,747,742	—	—
Semiconductors & Semiconductor Equipment	11,017,477	—	—
Software	15,826,059	—	—
Specialty Retail	3,838,655	—	—
Technology Hardware, Storage & Peripherals	4,567,959	—	—
Textiles, Apparel & Luxury Goods	2,402,809	—	—
Wireless Telecommunication Services	2,206,813	—	—
Affiliated Mutual Fund	4,902,171	—	—

Total	$232,605,479	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report

SEE NOTES TO FINANCIAL STATEMENTS.

A3

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2018

Industry Classification:

The industry classification of investments and other assets in excess of other liabilities shown as a percentage of net assets as of June 30, 2018 were as follows:

Banks	10.7%
Internet Software & Services	7.7
Software	6.8
Oil, Gas & Consumable Fuels	6.5
Pharmaceuticals	6.5
Semiconductors & Semiconductor Equipment	4.7
Aerospace & Defense	4.2
IT Services	3.9
Hotels Restaurants & Leisure	3.5
Internet & Direct Marketing Retail	3.2
Health Care Providers & Services	3.2
Electric Utilities	2.9
Media	2.7
Insurance	2.5
Consumer Finance	2.2
Chemicals	2.1
Food Products	2.1
Affiliated Mutual Fund	2.1
Technology Hardware, Storage & Peripherals	2.0
Specialty Retail	1.6
Equity Real Estate Investment Trusts (REITs)	1.5
Capital Markets	1.5

Electrical Equipment	1.3%
Communications Equipment	1.3
Food & Staples Retailing	1.2
Road & Rail	1.2
Household Products	1.1
Textiles, Apparel & Luxury Goods	1.0
Health Care Equipment & Supplies	1.0
Wireless Telecommunication Services	0.9
Electronic Equipment, Instruments & Components	0.9
Air Freight & Logistics	0.9
Life Sciences Tools & Services	0.9
Energy Equipment & Services	0.8
Containers & Packaging	0.8
Multi-Utilities	0.7
Building Products	0.6
Automobiles	0.6

99.4
Other assets in excess of liabilities	0.6

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A4

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2018

INVESTMENT INCOME
Unaffiliated Dividend Income (net of $38,156 foreign withholding tax)	$2,117,241
Affiliated Dividend Income	38,802
Total Income	2,156,043
EXPENSES
Fees Charged to Participants and Annuitants for Investment Management Services	(148,816)
Fees Charged to Participants (other than Annuitants) for Assuming Mortality and Expense Risks	(437,110)
Total Expenses	(585,926)
NET INVESTMENT INCOME	1,570,117
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
Investment Transactions	9,514,314
Foreign Currency Transactions	(90)
9,514,224
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(4,361,815)
Foreign Currencies	(169)
(4,361,984)
NET GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	5,152,240
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,722,357

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
OPERATIONS
Net Investment Income	$1,570,117	$2,689,730
Net Realized Gain on Investment and Foreign Currency Transactions	9,514,224	23,113,785
Net Change In Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	(4,361,984)	21,798,417
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	6,722,357	47,601,932
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In (10,747 and 16,389 units, respectively)	859,488	1,184,726
Withdrawals and Transfers Out (177,750 and 400,618 units, respectively)	(14,340,485)	(28,165,279)
Mortality and Expense Risk Charges Deducted from Annuitants’ Accounts	(9,337)	(20,276)
Variable Annuity Payments	(383,874)	(736,309)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(13,874,208)	(27,737,138)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	852	4,396
TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,150,999)	19,869,190
NET ASSETS
Beginning of period	241,104,052	221,234,862
End of period	$233,953,053	$241,104,052

SEE NOTES TO FINANCIAL STATEMENTS.

A5

FINANCIAL HIGHLIGHTS FOR VCA-2

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30, 2018		Year Ended December 31,
			2017	2016	2015	2014	2013
Investment Income	$0.7210		$1.1756	$1.1021	$0.9469	$0.7348	$0.7032
Expenses
Investment management fee	(0.0500)		(0.0883)	(0.0735)	(0.0763)	(0.0718)	(0.0596)
Assuming mortality and expense risks	(0.1498)		(0.2647)	(0.2203)	(0.2284)	(0.2151)	(0.1786)
Net Investment Income	0.5212		0.8226	0.8083	0.6422	0.4479	0.465
Capital Changes
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.6473		13.7979	3.13	(1.3303)	5.6719	12.5785
Net Increase (Decrease) in Accumulation Unit Value	2.1685		14.6205	3.9383	(0.6881)	6.1198	13.0435
Accumulation Unit Value
Beginning of period	78.3200		63.6995	59.7612	60.4493	54.3295	41.286
End of period	$80.4885		$78.3200	$63.6995	$59.7612	$60.4493	$54.3295
Total Return**	2.77%		22.95%	6.59%	(1.14)%	11.26%	31.59%
Ratio of Expenses To Average Net Assets***	0.50	%†	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income To Average Net Assets***	1.31	%†	1.16%	1.37%	1.06%	0.78%	0.98%
Portfolio Turnover Rate	19	%††	48%	40%	47%	70%	69%
Number of Accumulation Units Outstanding For Participants at end of period (000 omitted)	2,833		3,000	3,384	3,952	4,579	5,046

*	Calculated by accumulating the actual per unit amounts daily.
**

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

***	These calculations exclude PICA’s equity in VCA-2.
†	Annualized.
††	Not Annualized.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

B1

NOTES TO FINANCIAL STATEMENTS OF

VCA-2 (Unaudited)

Note 1:	General

The Prudential Variable Contract Account-2 (VCA-2 or the Account) was established on January 9, 1968 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940 (“1940 Act”), as amended. VCA-2 has been designed for use by public school systems and certain tax-exempt organizations to provide for the purchase and payment of tax-deferred variable annuities. The investment objective of the Account is long-term growth of capital. Its investments are composed primarily of common stocks. Variable annuity payments differ according to the investment performance of the Account.

Note 2:	Accounting Policies

The Account follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Account consistently follows such policies in the preparation of its financial statements.

Securities Valuation:    The Account holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members (the “Committee”) have adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Committee’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Account, including: the Account’s Treasurer (or the Treasurer’s direct reports); and the Account’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Account to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Committee’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Account’s foreign investments may change on days when investors cannot purchase or redeem Account shares.

Various inputs determine how the Account’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Account’s Statement of Net Assets.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security.

C1

If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Committee. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Committee, the Account may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Account has valued the investment. Therefore, the Account may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Account’s subadviser under the guidelines adopted by the Committee Members of the Account. However, the liquidity of the Account’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Account are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Account are presented at the foreign exchange rates and market values at the close of the period, the Account does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Account does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Account’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis.

C2

Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income and realized and unrealized gain (losses) (other than administrative fees) are allocated to the Participants and PICA on a daily basis in proportion to their respective ownership in VCA-2.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes:    The operations of VCA-2 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-2 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-2 has not been reduced by federal income taxes.

Annuity Reserves:    Reserves are computed for purchased annuities using the Prudential 1950 Group Annuity Valuation (GAV) Table, adjusted, and a valuation interest rate related to the Assumed Investment Result (AIR). The valuation interest rate is equal to the AIR less 0.50% in contract charges defined in Note 3. The AIRs are selected by each Contract-holder and are described in the prospectus.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with management of the Account. PGIM Investments pays for the services of Jennison.

A daily charge, at an effective annual rate of 0.125% of the current value of the Participant’s (other than Annuitants’ and PICA’s) equity in VCA-2, is charged to the Account and paid to PGIM Investments for investment management services.

A daily charge, paid to PICA for assuming mortality and expense risks, is calculated at an effective annual rate of 0.375% of the current value of the Participant’s (other than Annuitants’ and PICA’s) equity in VCA-2.

An annual administration charge of not more than $30 annually is deducted from the accumulation account of certain Participants either at the time of withdrawal of the value of the entire Participant’s account or on the last business day of each calendar year such amounts are reflected as a withdrawal on the Statements of Changes in Net Assets. This deduction may be made from a fixed-dollar annuity contract if the Participant is enrolled under such a contract.

No sales charge is deducted from Participants’ purchase payments and/or contributions. However, PICA has reserved the right in the future to impose or deduct a maximum sales charge of 2.5% from purchase payments and/or contributions.

PICA, PGIM Investments and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 4:	Other Transactions with Affiliates

The Account may enter into certain securities purchase or sale transactions under Committee approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Committee. For the period ended June 30, 2018 no such transactions were entered into by the Account.

During the six months ended June 30, 2018, the Account invested in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PGIM Investments. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

C3

Note 5:	Purchases and Sales of Portfolio Securities

For the six months ended June 30, 2018, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $44,099,512 and $60,347,329, respectively.

Note 6:	Net Increase (Decrease) In Net Assets Resulting From Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increase to/(reductions from) PICA’s investment in the Account.

Note 7:	Participant Loans

Participant loan initiations are not permitted in VCA-2. However, participants who initiated loans in other accounts are permitted to direct loan repayments into VCA-2.

For the six months ended June 30, 2018 and year ended December 31, 2017, $0 and $0 of participant loan principal and interest have been paid to VCA-2, respectively. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

Note 8:	Other Risks

The Account’s risks include, but are not limited to, the following:

Foreign Securities Risk:    The Account’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Account may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Account’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Liquidity Risk:    The Account may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk includes the risk that the Account may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Account may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Account’s value or prevent the Account from being able to take advantage of other investment opportunities.

Market and Credit Risks:    Securities markets may be volatile and the market prices of the Account’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Account fall, the value of an investment in the Account will decline. Additionally, the Account may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Account has unsettled or open transactions defaults.

C4

Approval of Advisory Agreements

The VCA-2 Committee

The Committee of the Prudential Variable Contract Account-2 (“VCA-2”) (the “Committee”) consists of twelve individuals, nine of whom are not “interested persons” of VCA-2, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Committee Members”). The Committee is responsible for the oversight of VCA-2 and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Committee Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Committee is an Independent Committee Member. The Committee has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Committee Members.

Annual Approval of VCA-2’s Advisory Agreements

As required under the 1940 Act, the Committee determines annually whether to renew VCA-2’s management agreement with PGIM Investments LLC (“PGIM Investments”) and VCA-2’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Committee, including all of the Independent Committee Members, met on June 7, 2018 and on June 19-21, 2018 and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of VCA-2 and its investors.

In advance of the meetings, the Committee requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Committee considered comparative fee information from PGIM Investments and Jennison. Also, the Committee considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Committee, including the Independent Committee Members advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser and, as relevant, its affiliates, the performance of VCA-2, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with VCA-2 and its investors as VCA-2’s assets grow. In its deliberations, the Committee did not did not identify any single factor which alone was responsible for the Committee’s decision to approve the agreements with respect to VCA-2. In connection with its deliberations, the Committee considered information provided by PGIM Investments throughout the year at regular Committee meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7, 2018 and on June 19-21, 2018.

The Committee determined that the overall arrangements between VCA-2 and PGIM Investments, which serves as VCA-2’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as VCA-2’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of VCA-2 and its investors in light of the services performed, fees charged and such other matters as the Committee Members considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Committee’s reaching its determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Committee received and considered information regarding the nature, quality and extent of services provided to VCA-2 by PGIM Investments and Jennison. The Committee considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for VCA-2, as well as the provision of recordkeeping, compliance, and other services to VCA-2. With respect to PGIM Investments’ oversight of the subadviser, the Committee noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Committee also considered that PGIM Investments pays the salaries of all of the officers and Committee Members. The Committee also considered the investment subadvisory services provided by Jennison, as well as adherence to VCA-2’s investment restrictions and compliance with applicable VCA-2 policies and procedures. The Committee considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Committee considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of VCA-2 and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of VCA-2’s portfolio. The Committee was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Committee also noted that it received favorable compliance reports from VCA-2’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and Jennison. The Committee noted that Jennison is affiliated with PGIM Investments.

The Committee concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to VCA-2 by Jennison, and that there was a reasonable basis on which to conclude that VCA-2 benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Committee was provided with information on the profitability of PGIM Investments and its affiliates in serving as VCA-2’s investment manager. The Committee discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Committee recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Committee concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Committee received and discussed information concerning economies of scale that PGIM Investments may realize as VCA-2’s assets grow beyond current levels. During the course of time, the Committee has considered information regarding the launch date of VCA-2, the management fees of VCA-2 compared to those of similarly managed funds and PGIM Investments’ investment in VCA-2 over time. The Committee noted that, while VCA-2 does not have breakpoints in its management fees, economies of scale can be shared with VCA-2 in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Committee considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of VCA-2 and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Committee recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Committee’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Committee considered potential ancillary benefits that might be received by PGIM Investments, Jennison and their affiliates as a result of their relationship with VCA-2. The Committee concluded that potential benefits to be derived by PGIM Investments included benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with VCA-2. The Committee concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Committee concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of VCA-2 / Fees and Expenses

The Committee considered certain additional specific factors and made related conclusions relating to the historical performance of VCA-2 for the one-, three-, five- and ten-year periods ended December 31, 2017. The Committee also considered VCA-2’s actual management fee, as well as VCA-2’s net total expense ratio, for the fiscal year ended December 31, 2017. The Committee considered the management fee for VCA-2 as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by VCA-2 investors and includes any fee waivers or reimbursements. The net total expense ratio for VCA-2 represents the actual expense ratio incurred by VCA-2 investors.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also may have provided supplemental Peer Universe or Peer Group information for reasons addressed with the Committee. The comparisons placed VCA-2 in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Committee and the Committee’s conclusions regarding VCA-2’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of any fund expenses, or subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Committee.

Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	4th Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Committee noted that VCA-2 outperformed its benchmark index over the one-year period, though it underperformed over the three-, five- and ten-year periods.

•	The Committee concluded that, in light of the above, it would be in the best interests of VCA-2 and its investors to renew the agreements.

•	The Committee concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

***

After full consideration of these factors, the Committee concluded that the approval of the agreements was in the best interests of VCA-2 and its investors.

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. Please be sure to have your contract number available when you call.

(800) 458-6333

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Newark, NJ 07102-3714

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©2018 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

LT.RS.001

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

  (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

  (3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:        The Prudential Variable Contract Account-2

By:       /s/Deborah A. Docs

   Deborah A. Docs

   Secretary

Date:    August 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/Stuart S. Parker

   Stuart S. Parker

   President and Principal Executive Officer

Date:    August 14, 2018

By:       /s/ Brian D. Nee

   Brian D. Nee

   Treasurer and Principal Financial and Accounting Officer

Date:    August 14, 2018